Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2014
Postemployment Benefits [Abstract]
Summary of ESOP Shares

The ESOP shares were as follows:

	March 31,
	2014	2013
	(In Thousands)
Allocated shares	645	592
Shares committed to be released	7	8
Unearned shares	341	412

Total ESOP Shares	993	1,012

Fair value of unearned shares	$4,079	$5,244